Forum Funds
UCM Short Duration Fund

Supplement dated June 22, 2012 to the Statement of Additional Information (“SAI”) dated April 1, 2012

The SAI is amended to add the following sentence to the end of the third paragraph of the subsection entitled “Portfolio Holdings” in the “Portfolio Transactions” section:

“Arrangements have been approved to provide nonpublic portfolio holdings information to Standard & Poor’s Ratings Services for purposes of providing a rating for the Fund.”

For more information, please contact a Fund customer service representative at (877) 828-8210 (toll free)

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